Segments - Summary of Residential and Commercial Segment Reporting Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Net sales to customers	$ 223,711	$ 221,307	$ 635,339	$ 578,669	$ 794,203	$ 681,805
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments	67,350	60,983	175,226	149,194	179,566	164,414
Unallocated net expenses	(9,530)	(8,212)	(27,782)	(22,128)	(30,669)	(25,693)
Adjustments to Income (loss) before income tax benefit
Depreciation and amortization	26,597	23,243	75,225	69,634	93,929	77,665
Share-based compensation costs	(18,788)	(737)	(20,169)	(2,600)	(3,682)	(3,099)
Business transformation costs	(109)	(2,831)	(435)	(12,608)
Acquisition costs	(182)	(521)	(1,538)	(3,656)	(4,110)	(7,361)
Initial public offering costs	(1,623)	(1,997)	(6,716)	(6,155)	(9,076)	(789)
Other costs	(2,551)	(250)	(3,015)	6,693	6,845	(4,189)
Capital structure transaction costs	(37,538)		(37,538)	0		(367)
Interest expense	(25,148)	(21,440)	(64,882)	(63,213)	(83,205)	(68,742)
Income (loss) before income tax provision	(54,716)	1,752	(62,074)	(24,107)	(24,151)	(16,367)
Asset impairment and inventory revaluation costs						(12,747)
Restructuring and business transformation costs					(16,560)	(5,822)
Capital Expenditures			54,768	46,440	63,006	42,758
Goodwill	951,190		951,190		944,298	944,298	$ 830,008
Total assets	1,930,322		1,930,322		1,788,263	1,779,180
Reportable Subsegments [Member]
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments					210,235	190,107
Residential Segment [Member]
Segment Reporting Information [Line Items]
Net sales to customers	192,599	182,553	538,514	476,441	655,445	541,942
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments	62,326	54,090	164,047	134,818	188,742	168,438
Adjustments to Income (loss) before income tax benefit
Depreciation and amortization					81,716	66,396
Capital Expenditures					48,206	36,121
Goodwill	910,800		910,800		903,909	903,909
Total assets					1,584,383	1,596,075
Commercial Segment [Member]
Segment Reporting Information [Line Items]
Net sales to customers	31,112	38,754	96,825	102,228	138,758	139,863
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments	5,024	$ 6,893	11,179	$ 14,376	21,493	21,669
Adjustments to Income (loss) before income tax benefit
Depreciation and amortization					8,845	8,961
Capital Expenditures					4,592	4,308
Goodwill	$ 40,389		$ 40,389		40,389	40,389
Total assets					171,721	162,543
Corporate and Eliminations Segment [Member]
Adjusted EBITDA
Total Adjusted EBITDA for reporting segments					(30,669)	(25,693)
Adjustments to Income (loss) before income tax benefit
Depreciation and amortization					3,368	2,308
Capital Expenditures					10,208	2,329
Total assets					$ 32,159	$ 20,562